Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Aggregate amount (in Dollars)	$ 3,729
Pay royalties	4.00%
Maximum aggregate royalties paid	100.00%